SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Weighted-average remaining lease term	4 years	4 years
Weighted-average discount rate	4.75%	4.75%
Right-of-use assets obtained under operating leases	$ 85,827	$ 211,170
Minimum
Lessee, Lease, Description [Line Items]
Remaining terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining terms	5 years